Fees and Expenses	Mar. 29, 2026
HORIZON EXPEDITION PLUS ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Expedition Plus Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Expedition Plus Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]

Example: This Example is intended to help you compare the cost of investing in the Expedition Plus Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Expedition Plus Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Expedition Plus Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Portfolio Turnover [Text Block]

Portfolio Turnover. The Expedition Plus Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Expedition Plus Fund’s performance. From the period January 22, 2025, the date the Fund commenced operations, to November 30, 2025, the Expedition Plus Fund’s portfolio turnover rate was 92% of the average value of the portfolio.

Portfolio Turnover, Rate	92.00%
Horizon Landmark ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Landmark Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Landmark Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]

Example: This Example is intended to help you compare the cost of investing in the Landmark Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Landmark Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Landmark Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Landmark Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Landmark Fund’s performance. From the period January 22, 2025, the date the Fund commenced operations, to November 30, 2025, the Landmark Fund’s portfolio turnover rate was 0% of the average value of the portfolio.

Portfolio Turnover, Rate	none
Horizon Dividend Income ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Dividend Income Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Dividend Income Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]

Example: This Example is intended to help you compare the cost of investing in the Dividend Income Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Dividend Income Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Dividend Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Portfolio Turnover [Text Block]

Portfolio Turnover. The Dividend Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Dividend Income Fund’s performance. From the period June 25, 2025, the date the Fund commenced operations, to November 30, 2025, the Dividend Income Fund’s portfolio turnover rate was 13% of the average value of the portfolio.

Portfolio Turnover, Rate	13.00%
Horizon Core Equity ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Core Equity Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Core Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]

Example: This Example is intended to help you compare the cost of investing in the Core Equity Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Core Equity Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Core Equity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Core Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Core Equity Fund’s performance. From the period June 25, 2025, the date the Fund commenced operations, to November 30, 2025, the Core Equity Fund’s portfolio turnover rate was 22% of the average value of the portfolio.

Portfolio Turnover, Rate	22.00%
Horizon Managed Risk ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Managed Risk Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Managed Risk Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]

Example: This Example is intended to help you compare the cost of investing in the Managed Risk Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Managed Risk Fund for the time periods indicated and then sell all of your shares at the end of those periods.The Example also assumes that your investment has a 5% return each year and that the Managed Risk Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Managed Risk Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Managed Risk Fund’s performance. From the period June 25, 2025, the date the Fund commenced operations, to November 30, 2025, the Managed Risk Fund’s portfolio turnover rate was 23% of the average value of the portfolio.

Portfolio Turnover, Rate	23.00%
Horizon Core Bond ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Core Bond Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Core Bond Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]

Example: This Example is intended to help you compare the cost of investing in the Core Bond Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Core Bond Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Core Bond Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Core Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Core Bond Fund’s performance. From the period July 2, 2025, the date the Fund commenced operations, to November 30, 2025, the Core Bond Fund’s portfolio turnover rate was 0% of the average value of the portfolio.

Portfolio Turnover, Rate	none
Horizon Flexible Income ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Flexible Income Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Flexible Income Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]

Example: This Example is intended to help you compare the cost of investing in the Flexible Income Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Flexible Income Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Flexible Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Flexible Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Flexible Income Fund’s performance. From the period July 2, 2025, the date the Fund commenced operations, to November 30, 2025, the Flexible Income Fund’s portfolio turnover rate was 0% of the average value of the portfolio.

Portfolio Turnover, Rate	none
Horizon Nasdaq-100 Defined Risk ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Nasdaq-100 Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Nasdaq-100 Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]

Example: This Example is intended to help you compare the cost of investing in the Nasdaq-100 Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Nasdaq-100 Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Nasdaq-100 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Nasdaq-100 Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Nasdaq-100 Fund’s performance. From the period July 9, 2025, the date the Fund commenced operations, to November 30, 2025, the Nasdaq-100 Fund’s portfolio turnover rate was 0% of the average value of the portfolio.

Portfolio Turnover, Rate	none
Horizon Digital Frontier ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Digital Frontier Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Digital Frontier Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]

Example: This Example is intended to help you compare the cost of investing in the Digital Frontier Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Digital Frontier Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Digital Frontier Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Digital Frontier Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Digital Frontier Fund’s performance. From the period July 9, 2025, the date the Fund commenced operations, to November 30, 2025, the Digital Frontier Fund’s portfolio turnover rate was 18% of the average value of the portfolio.

Portfolio Turnover, Rate	18.00%
HORIZON SMALL/MID CAP CORE EQUITY ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Small/Mid Cap Core Equity Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Small/Mid Cap Core Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Restated to Reflect Current [Text]	“Other Expenses” are estimated for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]

Example: This Example is intended to help you compare the cost of investing in the Small/Mid Cap Core Equity Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Small/Mid Cap Core Equity Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Small/Mid Cap Core Equity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Small/Mid Cap Core Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Small/Mid Cap Core Equity Fund’s performance. There is no portfolio turnover rate listed because this Fund’s inception date is after the fiscal year end of November 30, 2025.

Portfolio Turnover, Rate	none
HORIZON INTERNATIONAL EQUITY ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the International Equity Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the International Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Restated to Reflect Current [Text]	“Other Expenses” are estimated for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]

Example: This Example is intended to help you compare the cost of investing in the International Equity Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the International Equity Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the International Equity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The International Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the International Equity Fund’s performance. There is no portfolio turnover rate listed because this Fund’s inception date is after the fiscal year end of November 30, 2025.

Portfolio Turnover, Rate	none
HORIZON INTERNATIONAL MANAGED RISK ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the International Managed Risk Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the International Managed Risk Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Restated to Reflect Current [Text]	“Other Expenses” are estimated for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]

Example: This Example is intended to help you compare the cost of investing in the International Managed Risk Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the International Managed Risk Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the International Managed Risk Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The International Managed Risk Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the International Managed Risk Fund’s performance. There is no portfolio turnover rate listed because this Fund’s inception date is after the fiscal year end of November 30, 2025.

Portfolio Turnover, Rate	none